Share Capital	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
SHARE CAPITAL
NOTE 11:-	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of December 31, 2020 and 2019 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2020		December 31, 2019

Ordinary shares	1,200,000,000	26,986,203	200,000,000	24,393,218

On December 28, 2020, as part of the annual general meeting of the shareholders’, the authorized ordinary shares were increased by an additional 1,000,000,000 ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) par value.

b.	Issuance of ordinary shares:

1.	In January 2018 the Company issued a five-year warrant commencing August 2017 to purchase 11,111 ordinary shares to a vendor as a finders’ fee compensation at an exercise price of $1.20 per ordinary share. In accordance with ASC 815, those warrants in the amount of $5,100 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.13% risk free rate and 4.75 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2020 and 2019, the fair value of the warrants amounted to $143 and $4, respectively.

2.	In January 2018 the Company issued 65,000 ordinary shares to one of the Company’s service providers. The company recorded an expense of $65,000 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.

3.	Between February and November 2018, the Company issued 68,750 ordinary shares to one of the Company’s service providers. The company recorded an expense of $45,338 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.

4.	In June 2018 the Company entered into Share Purchase Agreements with existing shareholders, pursuant to which the Company received aggregate gross proceeds of $175,000 in exchange for the issuance of an aggregate of 175,000 ordinary shares and warrants to purchase an aggregate amount of 466,667 ordinary shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years. Those warrants were classified as equity. On July 26, 2020, 266,666 of those warrants were forfeited as a result of the Jet CU purchase (since they were held by Jet CU prior to the purchase).

5.	In July 2018 the Company entered into a one-year consulting agreement with one of its service providers for a compensation of issuance 200,000 ordinary shares. The Company issued 100,000 ordinary shares in July 2018, additional 50,000 in October 2018 and the remainder 50,000 in January 2019. The Company records the expense over the service period and recorded $63,638 as an expense for the year ended December 31, 2018.

6.	Between January and July 2019, the Company issued 250,000 ordinary shares to one of the Company’s service providers (the first 50,000 issued shares were mentioned on section 5. above). The Company recorded an expense of $16,738 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.

7.	Between February and May 2019, the Company issued 25,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $2,881 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.

8.	In April 2019 the Company issued 50,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $6,025 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.

9.	In February 2020 the Company issued 6,250 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $625 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.

10.	During 2020 the Company issued 386,735 ordinary shares in connection with conversion of convertible loans, refer to Note 8.a. for additional information.

11.	In July 2020 the Company issued 200,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $33,420 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.

12.	During 2020 the Company issued 2,000,000 ordinary shares in connection with the Jet CU purchase, refer to Note 3 for additional information.

c.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect all of the directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Shares (if any) are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

d.	Stock option plan:

Under the Company’s 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

On January 7, 2020, the Company’s Board of Directors increased the options pool by additional 15,607,995 options, reached to 18,783,274 options following such increase. On the same date the Company also granted 13,739,570 options to employees and service providers with a three (3) years vesting and an exercise price of $0.068 per share.

On June 22, 2020, the Company granted 939,164 options to its new active chairman with a three (3) years vesting and an exercise price of $0.068 per share.

The total number of ordinary shares available for future grants as of December 31, 2020 was 2,463,488.

A summary of the Company’s stock option activities and related information for the year ended December 31, 2020, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2020	1,814,381	$0.58
Granted	14,678,734	0.07
Options forfeited	(173,329)	$0.74

Outstanding as of December 31, 2020	16,319,786	$0.12	5.79	$2,581,719

Exercisable as of December 31, 2020	5,913,492	$0.14	5.40	$844,712

A summary of the Company’s stock option activities and related information for the year ended December 31, 2019, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2019	1,714,039	$0.63
Granted	207,500	0.27
Options forfeited	(107,158)	$0.88

Outstanding as of December 31, 2019	1,814,381	$0.58	6.66	$24,538

Exercisable as of December 31, 2019	1,209,464	$0.68	5.72	$24,538

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2020 have been classified into exercise prices as follows:

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	-	230,425	-
$0.03		19,288	3.8	19,288	3.8
0.07		14,678,734	6.0	4,579,857	6.0
0.27		809,000	5.0	506,917	4.9
0.34		8,020	2.9	8,020	2.9
0.92		540,501	3.4	535,168	3.4
4.72		1,068	1.2	1,068	1.2
5.05		2,769	1.2	2,769	1.2
$5.73		29,981	2.8	29,981	2.8
		16,319,786		5,913,492

(*)	Represents an amount lower than $0.01.

As of December 31, 2020, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $825,044 and is expected to be recognized over a weighted average period of 1.01 years.

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2019 have been classified into exercise prices as follows:

		Outstanding		Exercisable
Exercise price		Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*	)	230,425	3.4	230,425	3.4
$0.03		19,597	5.8	19,597	5.8
0.27		809,000	8.6	291,125	8.4
0.34		8,020	3.9	8,020	3.9
0.45		63,097	0.7	63,097	0.7
0.92		650,424	6.2	563,382	6.0
4.72		1,068	2.2	1,068	2.2
5.05		2,769	2.2	2,769	2.2
$5.73		29,981	3.8	29,981	3.8
		1,814,381		1,209,464

(*)	Represents an amount lower than $0.01.

As of December 31, 2019, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $84,186 and is expected to be recognized over a weighted average period of 0.65 years.

e.	Stock based compensation were recorded as follows:

	Year Ended December 31,
	2020	2019	2018

Research and Development	$167,328	$16,295	$36,723
Sales and Marketing	48,671	7,209	14,837
General and Administrative	248,774	86,109	102,430

	$464,773	$109,613	$153,990

f.	The Company’s outstanding warrants classified as equity

The Company’s outstanding warrants classified as equity as of December 31, 2020 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	(**)
59,384	2013		0.92		2023	(**)
170,000	2018		0.50		2023	Refer to Note 8.b.
200,001	2018		$0.50		2023	Refer to Note 11.b.4.

546,594

(*)	Represents an amount lower than $0.01

(**)	Issued in connection with the 2013 and 2009 arrangements

The Company’s outstanding warrants classified as equity as of December 31, 2019 are as follows:

Outstanding	Issuance year	Exercise price		Exercisable through

117,209	2009	$	(* )	Exit event	(**)
59,384	2013		0.92	2023	(**)
600,000	2018		0.50	2023
170,000	2018		0.50	2023	Refer to Note 8.b.
466,667	2018		$0.50	2023	Refer to Note 11.b.4.

1,413,260

(*)	Represents an amount lower than $0.01

(**)	Issued in connection with the 2013 and 2009 arrangements

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of ordinary shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 815, “Derivatives and Hedging”, the warrants were classified as equity instruments.